Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Entity Registrant Name	dei_EntityRegistrantName	GABELLI NEXTSHARES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001637520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 23, 2016
Prospectus Date	rr_ProspectusDate	Nov. 23, 2016
Gabelli Media Mogul NextShares (Prospectus Summary) | Gabelli Media Mogul NextShares | Gabelli Media Mogul NextShares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOGLC